INCOME TAXES - Additional Information (Details) $ in Thousands			12 Months Ended
	Oct. 11, 2014	Jan. 01, 2008	Dec. 31, 2025 USD ($) Item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
INCOME TAXES
Intercompany dividend incomes			$ 12,800		$ 15,400
Ending balance—gross unrecognized tax benefits (“UTB”s)			3,244	$ 3,244	3,244
Income tax paid			800
Unrecognized tax benefits if recognized, would impact certain deferred tax assets			2,700			$ 2,700
Unrecognized tax benefits that would impact the annual effective tax rate if recognized			541	541	541
Accrued interest and penalties			500
Net operating loss carryforwards			546,000
Change in deferred tax valuation allowance			(3,700)	(2,203)	(2,369)
Income tax benefit related to tax credits			$ 0	$ 0	$ 0
Income tax benefit (expense) computed at US tax rate			21.00%
U.S Federal
INCOME TAXES
Net operating loss carryforwards			$ 548,000
Net operating loss carryforwards indefinitely			2,000
Valuation allowance against the related deferred tax assets			1,900
U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards			1,200
Tax Credit Carry Forward Amount Not Subject To Expiration			6,400
Tax Credit Carry Forward Amount Subject To Expiration			1,200
State
INCOME TAXES
Net operating loss carryforwards			228,000
U.S Federal and State
INCOME TAXES
Valuation allowance against the related deferred tax assets			128,900
Foreign
INCOME TAXES
Tax credit carryforwards			$ 5,500
Earliest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2026
Tax credit carryforward expiration year			2026
Earliest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2026
Earliest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2028
Latest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2037
Tax credit carryforward expiration year			2028
Latest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2028
Latest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2033
CAYMAN ISLANDS
INCOME TAXES
Withholding tax			$ 0
China
INCOME TAXES
Foreign statutory tax rate (as a percent)			25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)			15.00%
China | U T Starcom Telecom Co Ltd
INCOME TAXES
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate | Item			1
Valid period for reduced income tax rate applicable to qualified high technology enterprise	3 years	3 years
China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 130,100
Net operating loss carryforwards expired			12,800
Valuation allowance against the related deferred tax assets			$ 19,800
China | Earliest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2026
China | Latest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2035
Countries other than the U.S. and China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 94,400
Valuation allowance against the related deferred tax assets			15,800
California | State | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards			$ 6,400